CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net sales	$ 25,370	$ 31,147	$ 21,739
Cost of sales	(20,249)	(24,594)	(17,039)
Gross profit	5,121	6,553	4,700
Selling, general and administrative expenses	(4,891)	(4,827)	(4,369)
Operating income	230	1,726	331
Non-operating income (expense):
Exchange gain (loss), net	126	(7)	173
Interest expense	(24)	(57)	(47)
Interest income	4	3	6
Other income	34	49	46
Gain on disposal of subsidiaries	0	37	0
Impairment loss on property, plant and equipment	0	0	(97)
Impairment loss on investment in equity method investees	0	0	(2)
Total non-operating income	140	25	79
Income before income taxes	370	1,751	410
Income taxes (note 3)	(186)	(123)	(10)
Net income	184	1,628	400
Net loss attributable to non-controlling interests	0	22	20
Net income attributable to Highway Holdings Limited shareholders	184	1,650	420
Net income per share:
- basic (in dollars per share)	$ 0.05	$ 0.44	$ 0.11
- diluted (in dollars per share)	$ 0.05	$ 0.44	$ 0.11
Weighted average number of shares outstanding:
- basic (in shares)	3,777,850	3,765,276	3,754,988
- diluted (in shares)	3,788,302	3,776,696	3,757,896
Share-based compensation expenses during the related periods included in: Selling, general and administrative expenses	$ 0	$ 75	$ 39